Cover	Mar. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01332
Entity Tax Identification Number	84-2009506
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001782524
Amendment Flag	false
No Trading Symbol Flag	true